Derivative Instruments - Net Gain (Loss) on Foreign Exchange Forward and Option Contracts not Designated as Hedging Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain on foreign currency transaction exposures	$ (31)	$ 1	$ (56)
(Loss) gain on foreign currency hedge contracts	(1)	(2)	21
Net foreign currency (loss) gain	(32)	(1)	(35)
Cost of goods sold
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain on foreign currency transaction exposures	(34)	10	(32)
(Loss) gain on foreign currency hedge contracts	6	(12)	11
Net foreign currency (loss) gain	(28)	(2)	(21)
Selling, general and administrative expenses
Derivative Instruments, Gain (Loss) [Line Items]
(Loss) gain on foreign currency transaction exposures	3	(9)	(24)
(Loss) gain on foreign currency hedge contracts	(7)	10	10
Net foreign currency (loss) gain	$ (4)	$ 1	$ (14)